Redeemable Convertible Preferred Stock and Stockholders’ Equity - Key Inputs Used in Fair Value Calculation of Share Purchase Option (Details) - Market approach	Feb. 28, 2019 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Purchase Option, time to exit	3 years
Fair value of Share Purchase Option (in USD per share)	$ 2.87
Risk free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Purchase Option, measurement input	0.0250
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Purchase Option, measurement input	0.4090
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Purchase Option, measurement input	0.0000